Subsequent Issuances of shares of Common Stock (Details)	Sep. 30, 2016 shares
Subsequent Issuances of shares of Common Stock
Subsequent Issuances of shares of Common Stock Accrued compensation	199,110
Subsequent Issuances of shares of Common Stock Accrued liability for legal services	150,000
Subsequent Issuances of shares of Common Stock Compensation for mining services	327,000
Subsequent Issuances of shares of Common StockRiver North under the Purchase Agreement	324,724
Subsequent Issuances of shares of Common Stock (Total shares)	1,000,834